Average Annual Total Returns - Direxion Daily Junior Gold Miners Index Bear 2X Shares	Direxion Daily Junior Gold Miners Index Bear 2X Shares 1 Year	Direxion Daily Junior Gold Miners Index Bear 2X Shares 5 Years	Direxion Daily Junior Gold Miners Index Bear 2X Shares Since Inception	Direxion Daily Junior Gold Miners Index Bear 2X Shares Inception Date	Direxion Daily Junior Gold Miners Index Bear 2X Shares Return After Taxes on Distributions 1 Year	Direxion Daily Junior Gold Miners Index Bear 2X Shares Return After Taxes on Distributions 5 Years	Direxion Daily Junior Gold Miners Index Bear 2X Shares Return After Taxes on Distributions Since Inception	Direxion Daily Junior Gold Miners Index Bear 2X Shares Return After Taxes on Distributions Inception Date	Direxion Daily Junior Gold Miners Index Bear 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily Junior Gold Miners Index Bear 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily Junior Gold Miners Index Bear 2X Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Daily Junior Gold Miners Index Bear 2X Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	MVIS Global Junior Gold Miners Index (reflects no deduction for fees, expenses or taxes) 1 Year	MVIS Global Junior Gold Miners Index (reflects no deduction for fees, expenses or taxes) 5 Years	MVIS Global Junior Gold Miners Index (reflects no deduction for fees, expenses or taxes) Since Inception	MVIS Global Junior Gold Miners Index (reflects no deduction for fees, expenses or taxes) Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	(95.93%)	(85.32%)	(78.69%)	Oct. 03, 2013	(95.94%)	(85.37%)	(78.91%)	Oct. 03, 2013	(56.77%)	(24.95%)	(17.97%)	Oct. 03, 2013	30.89%	25.16%	5.94%	Oct. 03, 2013	18.40%	15.22%	13.89%	Oct. 03, 2013